10-Q Inventories - Schedule of inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventories
Total raw materials	$ 60,308	$ 58,914	$ 58,997
Work-in-process	67,115	67,996	59,995
Finished goods	113,861	98,112	97,945
Inventories	241,284	225,022	216,937
Cannabis
Inventories
Total raw materials	33,102	38,885	43,554
Non-cannabis
Inventories
Total raw materials	$ 27,206	$ 20,029	$ 15,443